Financial Assets at Fair Value through Other Comprehensive Income - Realized and unrealized profits (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Net of tax amount	$ 11,641	$ (10,121)
Financial assets available-for-sale
Disclosure of financial assets [line items]
Net gain (loss) on financial assets before income tax	15,969	(13,878)	$ 4,775
Tax (expense) benefit	(4,328)	3,757	(1,299)
Net of tax amount	11,641	(10,121)	3,476
Realized gains reclassified to the income statement	$ 4,716	$ 400	$ 5,149